Goodwill (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Other Asset Impairment Charges		$ 1,515,000